Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018		Dec. 31, 2017
Debt Instrument [Line Items]
Total Convertible notes payable		$ 3,000,000
Current portion of convertible notes payable		3,000,000		$ 3,000,000
Convertible notes payable, less current portion				212,256
6% Convertible Notes Payable Due June 2018 [Member]
Debt Instrument [Line Items]
Total Convertible notes payable	[1]	$ 3,000,000	[2]	$ 3,000,000	[2]

[1]	On August 2, 2013, the Company entered into an agreement with seven individual accredited investors, whereby the Company issued separate 6% Secured Subordinate Convertible Notes for a total of $3,000,000 in a private offering and is collateralized by the assets of the Hooters Nottingham restaurant and a subordinate position to all other assets of the Company. In connection with the Company's agreement to conduct a capital raise in 2016, the lenders agreed to waive existing defaults and extended the original note maturity by eighteen months from December 31, 2016 to June 30, 2018. Effective June 28, 2019, the noteholders converted the outstanding notes into subscription rights as part of the Company's rights offering which expired on June 28, 2019 and closed on July 2, 2019. See additional discussion on the rights offering in Note 10.
[2]	On August 2, 2013, the Company entered into an agreement with seven individual accredited investors, whereby the Company issued separate 6% Secured Subordinate Convertible Notes for a total of $3,000,000 in a private offering and is collateralized by the assets of the Hooters Nottingham restaurant and a subordinate position to all other assets of the Company. In connection with the Company's agreement to conduct capital raise in 2016, the lenders agreed to waive certain existing defaults and extended the original note maturity by eighteen months from December 31, 2016 to June 30, 2018. As of December 31, 2018, these convertible notes payable remain outstanding.